Commitments and Contingencies Expenses Incurred for Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Expense	$ 64.6	$ 71.9	$ 80.8